MARSHALL FUNDS, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                December 30, 1998


Ms. Linda Stirling
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

       RE:    MARSHALL FUNDS, INC. (the "Registrant")
              1933 Act File No. 33-48907
              1940 Act File No. 811-7047

Dear Ms. Stirling:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of the prospectus and statement of additional information for the Marshall Funds, Inc. which has 11 portfolios (Funds), dated December 31, 1998, that would have been filed under Rule 497[c], does not differ from the form of prospectus and statement of additional information for the Funds contained in the Registrant's most recent Registration Statement. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on December 28, 1998.

     If you have any questions regarding this filing, please call me at (412) 288-7403.

                                                       Very truly yours,



                                                       /s/ C. Todd Gibson
                                                       C. Todd Gibson
                                                       Assistant Secretary